Business Segments (Detail) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 26, 2015		Sep. 27, 2014		Sep. 26, 2015		Sep. 27, 2014		Dec. 27, 2014		Dec. 28, 2013		Dec. 29, 2012
Segment Reporting Information [Line Items]
Franchise segment	$ 11,587		$ 9,477		$ 34,144		$ 27,287		$ 38,032		$ 30,202		$ 25,057
Company segment	7,547		6,940		23,248		22,105		29,417		28,797		26,534
Total revenue	19,134		16,417		57,392		49,392		67,449		58,999		51,591
Operating income	5,853		4,012		13,210		14,843		18,066		14,880		9,003
Earn-out obligation													2,500
Interest expense, net	800		876		2,764		2,871		3,684		2,863		2,431
Other expenses (income), net	96		(35)		382		61		84		(6)		(8)
Income before income tax expense	4,957		3,171		10,064		11,911		14,298		12,023		6,580
Depreciation and amortization	636		690		1,944		2,232		2,904		3,030		2,930
Total capital expenditures					1,329		969		1,510		2,146		1,617
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total revenue	19,134		16,417		57,392		49,392		67,449		58,999		51,591
Operating income	5,853		4,899		18,758		16,157		20,684		15,711		12,233
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Operating income	0	[1]	887	[1]	5,548	[1]	1,314	[1]	2,618	[2]	831	[2]	730	[2]
Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Earn-out obligation													2,500
Interest expense, net	800		876		2,764		2,871		3,684		2,863		2,431
Other expenses (income), net	96		(35)		382		61		84		(6)		(8)
Franchise Segment [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization									1,868		1,715		1,724
Total capital expenditures									1,159		871		1,041
Franchise Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Franchise segment	11,587		9,477		34,144		27,287		38,032		30,202		25,057
Operating income	4,446		3,685		14,522		11,833		15,213		13,106		10,801
Company Segment [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization									1,036		1,315		1,206
Total capital expenditures									351		1,275		576
Company Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Company segment	7,547		6,940		23,248		22,105		29,417		28,797		26,534
Operating income	$ 1,407		$ 1,214		$ 4,236		$ 4,324		$ 5,471		$ 2,605		$ 1,432

[1]	Corporate and other includes corporate related items not allocated to reportable segments and consists primarily of expenses associated with the Company's initial public offering and management fees discussed in Note 10.
[2]	Corporate and other includes corporate related items not allocated to reportable segments and consists primarily of expenses associated with the Company's initial public offering and management fees discussed in Note 15.